Share Capital and Warrants	12 Months Ended
Dec. 31, 2023
Share Capital And Warrants [Abstract]
Share Capital and Warrants
26.
Share capital and warrants
A)
Authorized

The authorized capital of the Company consists of an unlimited number of voting common shares and preferred shares with no par value.

On July 26, 2022, the Board approved a 1 to 10 share consolidation of the Company’s issued and outstanding common shares (the “Share Consolidation”). Each shareholder of record of the Company as of the close of business on the record date of July 25, 2022, received 1 common share for each 10 shares held on such date.

All references to common shares, warrants, derivative warrant liabilities, simple warrants, performance warrants, stock options, RSUs and DSUs (excluding the Nova RSUs and DSUs) have been fully retrospectively adjusted to reflect the Share Consolidation.

B)
Issued and outstanding

		December 31, 2023		December 31, 2022
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		235,194,236	2,292,810	206,040,836	2,035,704
Share issuances		931,740	1,900	370,179	2,870
Share repurchases		(546,700)	(5,344)	(4,252,489)	(41,617)
Acquisitions	5	27,605,782	83,953	32,060,135	287,129
Shares acquired and cancelled		(2,261,778)	(6,879)	—	—
Employee awards exercised		1,852,573	9,510	975,575	8,724
Balance, end of year		262,775,853	2,375,950	235,194,236	2,292,810
(1)
Included in employee awards exercised are 50,000 RSUs that vested and were exercised in December 2021; however, the common shares were not issued until January 2022.

For the year ended December 31, 2023, the Company purchased and cancelled 0.5 million common shares at a weighted average price of $2.78 (US$2.04) per common share for a total cost of $1.5 million. Accumulated deficit was reduced by $3.8 million, representing the excess of the average carrying value of the common shares over their purchase price.

For the year ended December 31, 2022, the Company purchased and cancelled 4.3 million common shares at a weighted average price of $3.12 (US$2.33) per common share for a total cost of $13.3 million. Accumulated deficit was reduced by $28.3 million, representing the excess of the average carrying value of the common shares over their purchase price.

In connection with the Valens Transaction (note 5(c)), the Company received and cancelled 2.2 million of its own common shares valued at $6.6 million based on the fair value on the closing date. At the time of the acquisition, the Company owned 6.5 million Valens common shares which were classified as marketable securities. In accordance with the Valens Transaction consideration, the Company received 2.2 million common shares (0.3334 of a SNDL common share for each Valens common share).

(C)
Common share purchase warrants

	Number of Warrants	Carrying Amount
Balance at December 31, 2021	356,612	8,092
Warrants expired	(48,000)	(5,832)
Balance at December 31, 2022	308,612	2,260
Balance at December 31, 2023	308,612	2,260

During the year ended December 31, 2022, the warrants issued in relation to the acquisition of a financial obligation expired. The financial obligation related to an agreement from 2018 with a company controlled by the Company’s former executive chairman whereby equity financing was provided to the Company in exchange for quarterly royalty payments based on a prescribed formula derived from revenue. In 2019, the company that held the financial obligation was acquired by the Company for consideration that included the warrants, and the financial obligation was terminated.

The following table summarizes outstanding warrants as at December 31, 2023:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual remaining life (years)
Financial services	45.98	54,400	5.6
Acquired from Inner Spirit (1)	3.37	190,212	0.2
Sun 8	9.40	64,000	2.0
	$12.13	308,612	1.5
(1)
Inner Spirit warrants are exchangeable for 0.00835 SNDL common shares in accordance with the Inner Spirit transaction consideration and have been presented based on the number of SNDL common shares that are issuable.